Revenue - Schedule of Changes in Contract Assets and Contract Liabilities Balance (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Contract Assets
Balance at the beginning of the year	₨ 15,795	₨ 19,854
Amount reclassified to receivables pertaining to fixed price development contracts on completion of milestones	(14,073)	(14,730)
Increase due to revenue recognized during the year	12,233	10,617
Translation adjustment	864	54
Balance at the end of the year	14,819	15,795
Contract Liabilities
Balance at the beginning of the year	20,063	17,653
Revenue recognized from opening balance of contract liabilities	(15,724)	(14,695)
Increase due to invoicing during the year	20,262	17,036
Translation adjustment	833	69
Balance at the end of the year	₨ 25,434	₨ 20,063